Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
February 28, 2022
AXS3-NPRT1-0422
1.967935.108
Common Stocks - 96.6%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.4%
Entertainment - 3.3%
Netflix, Inc. (a)	4,657	1,837,280
Roku, Inc. Class A (a)(b)	114,296	15,947,721
Sea Ltd. ADR (a)	44,740	6,514,144
		24,299,145
Interactive Media & Services - 12.4%
Alphabet, Inc.:
Class A (a)	7,035	19,002,520
Class C (a)	16,853	45,466,360
Bumble, Inc.	4,300	110,209
Meta Platforms, Inc. Class A (a)	65,589	13,841,247
NerdWallet, Inc.	4,581	52,452
Snap, Inc. Class A (a)	160,338	6,403,900
Zoominfo Technologies, Inc. (a)	135,684	7,420,558
		92,297,246
Media - 1.0%
Innovid Corp. (c)	35,509	134,934
Magnite, Inc. (a)(b)	274,902	4,008,071
TechTarget, Inc. (a)	41,300	3,237,094
		7,380,099
Wireless Telecommunication Services - 2.7%
T-Mobile U.S., Inc. (a)	159,824	19,691,915
TOTAL COMMUNICATION SERVICES		143,668,405
CONSUMER DISCRETIONARY - 17.2%
Automobiles - 2.3%
Neutron Holdings, Inc. (a)(c)(d)	77,208	5,405
Rad Power Bikes, Inc. (a)(c)(d)	13,874	132,966
Rivian Automotive, Inc.	82,882	5,319,533
Tesla, Inc. (a)	13,120	11,420,042
		16,877,946
Diversified Consumer Services - 0.0%
The Beachbody Co., Inc. (c)	28,159	56,318
Hotels, Restaurants & Leisure - 0.7%
Airbnb, Inc. Class A (a)	23,827	3,609,552
Sonder Holdings, Inc. (c)	14,374	86,388
Sonder Holdings, Inc.	94,820	512,881
Sonder Holdings, Inc.:
rights (a)(d)	1,133	4,657
rights (a)(d)	1,132	3,837
rights (a)(d)	1,132	3,170
rights (a)(d)	1,132	2,638
rights (a)(d)	1,132	2,207
rights (a)(d)	1,132	1,856
Sweetgreen, Inc.	34,554	831,490
		5,058,676
Household Durables - 0.0%
Purple Innovation, Inc. (a)(b)	60,804	366,040
Tempur Sealy International, Inc.	1,700	56,117
		422,157
Internet & Direct Marketing Retail - 9.1%
Amazon.com, Inc. (a)	15,174	46,603,299
BARK, Inc. (a)(b)	15,900	50,085
Cazoo Group Ltd. (c)	9,100	32,123
Cazoo Group Ltd. Class A (a)(b)	169,258	597,481
Chewy, Inc. (a)(b)	84,085	3,963,767
Doordash, Inc. (a)	34,372	3,607,341
FSN E-Commerce Ventures Private Ltd. (a)(c)	101,220	1,471,061
Global-e Online Ltd. (a)(b)	157,431	6,161,849
Porch Group, Inc. Class A (a)(b)	56,374	456,629
Wayfair LLC Class A (a)	27,986	3,942,388
Zomato Ltd. (a)(c)	388,600	370,253
		67,256,276
Specialty Retail - 4.1%
Academy Sports & Outdoors, Inc.	22,112	715,765
American Eagle Outfitters, Inc.	12,900	271,932
Auto1 Group SE (e)	196,068	2,842,638
Carvana Co. Class A (a)(b)	153,716	23,129,647
Dick's Sporting Goods, Inc. (b)	34,294	3,600,870
		30,560,852
Textiles, Apparel & Luxury Goods - 1.0%
Allbirds, Inc. Class A	10,500	82,740
Bombas LLC (c)(d)	174,908	1,393,863
Capri Holdings Ltd. (a)	12,100	819,654
lululemon athletica, Inc. (a)	12,201	3,903,588
Tapestry, Inc.	27,896	1,140,946
		7,340,791
TOTAL CONSUMER DISCRETIONARY		127,573,016
CONSUMER STAPLES - 0.5%
Beverages - 0.1%
Boston Beer Co., Inc. Class A (a)	1,700	651,882
Food & Staples Retailing - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	37,200	2,338,764
Blink Health, Inc. Series A1 (a)(c)(d)	1,597	61,085
		2,399,849
Food Products - 0.1%
Local Bounti Corp. (a)	68,878	411,890
Tobacco - 0.0%
JUUL Labs, Inc. Class B (a)(c)(d)	709	30,714
TOTAL CONSUMER STAPLES		3,494,335
ENERGY - 3.0%
Energy Equipment & Services - 0.0%
NOV, Inc.	13,300	228,095
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	97,200	5,430,163
Cenovus Energy, Inc. (Canada)	134,700	2,118,005
Exxon Mobil Corp.	91,200	7,151,904
Hess Corp.	72,697	7,346,759
Tourmaline Oil Corp.	5,000	197,239
		22,244,070
TOTAL ENERGY		22,472,165
FINANCIALS - 1.5%
Banks - 1.2%
Starling Bank Ltd. Series D (a)(c)(d)	220,300	673,814
Wells Fargo & Co.	153,400	8,186,958
		8,860,772
Consumer Finance - 0.2%
LendingTree, Inc. (a)	12,376	1,497,620
Diversified Financial Services - 0.1%
WeWork, Inc. (a)	71,100	455,040
TOTAL FINANCIALS		10,813,432
HEALTH CARE - 10.2%
Biotechnology - 2.5%
ADC Therapeutics SA (a)	9,700	161,990
Agios Pharmaceuticals, Inc. (a)	33,341	1,037,905
Alnylam Pharmaceuticals, Inc. (a)	19,363	3,056,450
ALX Oncology Holdings, Inc. (a)	24,400	442,128
Arcutis Biotherapeutics, Inc. (a)	7,700	137,060
Argenx SE ADR (a)	4,590	1,320,589
Ascendis Pharma A/S sponsored ADR (a)	8,116	912,157
Aurinia Pharmaceuticals, Inc. (a)	58,353	717,742
Celldex Therapeutics, Inc. (a)	22,700	678,730
Cyteir Therapeutics, Inc.	4,000	23,200
Cytokinetics, Inc. (a)	31,141	1,099,900
Erasca, Inc.	48,029	595,560
Exelixis, Inc. (a)	44,809	919,929
Fusion Pharmaceuticals, Inc. (a)	8,800	66,264
Icosavax, Inc. (a)	7,400	128,908
Imago BioSciences, Inc.	26,300	619,365
Instil Bio, Inc. (a)	44,600	478,558
Keros Therapeutics, Inc. (a)	9,900	531,630
Mirati Therapeutics, Inc. (a)	6,297	555,962
Monte Rosa Therapeutics, Inc.	9,177	131,598
Morphic Holding, Inc. (a)	17,000	677,620
Nuvalent, Inc. Class A (a)	16,700	249,665
ORIC Pharmaceuticals, Inc. (a)	4,000	31,040
Poseida Therapeutics, Inc. (a)	3,100	11,315
Prelude Therapeutics, Inc. (a)	10,798	95,346
Protagonist Therapeutics, Inc. (a)	23,149	562,058
PTC Therapeutics, Inc. (a)	1,500	52,680
Relay Therapeutics, Inc. (a)	27,923	673,224
Repare Therapeutics, Inc. (a)	2,900	46,603
Tenaya Therapeutics, Inc. (a)	14,500	169,070
TG Therapeutics, Inc. (a)	21,300	210,231
Twist Bioscience Corp. (a)	6,500	363,610
Vaxcyte, Inc. (a)	22,902	530,639
Zentalis Pharmaceuticals, Inc. (a)	20,200	1,007,778
		18,296,504
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	166,601	7,358,766
DexCom, Inc. (a)	4,383	1,814,168
Insulet Corp. (a)	12,945	3,426,412
Penumbra, Inc. (a)	15,695	3,480,209
TransMedics Group, Inc. (a)(b)	155,799	2,885,397
		18,964,952
Health Care Providers & Services - 4.5%
agilon health, Inc. (a)(b)	234,183	4,735,180
Alignment Healthcare, Inc. (a)	34,100	287,804
Cano Health, Inc. (a)	239,692	1,167,300
CareMax, Inc. Class A (a)	65,916	381,654
Centene Corp. (a)	75,187	6,211,950
Humana, Inc.	16,319	7,087,668
LifeStance Health Group, Inc. (b)	508,916	4,799,078
Oak Street Health, Inc. (a)(b)	273,602	4,790,771
P3 Health Partners, Inc. (c)	68,956	386,154
Surgery Partners, Inc. (a)	10,500	548,835
The Oncology Institute, Inc. (c)	28,268	151,799
UnitedHealth Group, Inc.	5,691	2,708,176
		33,256,369
Health Care Technology - 0.1%
GoodRx Holdings, Inc. (a)(b)	30,665	840,221
Sema4 Holdings Corp. (c)	7,600	26,524
		866,745
Life Sciences Tools & Services - 0.4%
Danaher Corp.	7,497	2,057,252
Sartorius Stedim Biotech	2,869	1,100,178
		3,157,430
Pharmaceuticals - 0.1%
Arvinas Holding Co. LLC (a)	11,139	721,919
Nabriva Therapeutics PLC (a)(b)	23,635	10,702
Nabriva Therapeutics PLC warrants 6/1/22 (a)	380,833	4
Nuvation Bio, Inc. (a)	10,498	53,120
Terns Pharmaceuticals, Inc.	23,100	76,692
		862,437
TOTAL HEALTH CARE		75,404,437
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Class A (a)(c)(d)	3,000	168,000
Building Products - 0.1%
The AZEK Co., Inc. (a)	30,156	889,300
View, Inc. (c)	47,232	108,586
		997,886
Electrical Equipment - 0.0%
FREYR Battery SA (a)	29,029	276,356
Marine - 0.2%
Golden Ocean Group Ltd. (b)	84,100	1,041,158
Road & Rail - 2.7%
Bird Global, Inc. (c)	21,823	71,361
Bird Global, Inc.	98,426	305,760
Bird Global, Inc.:
rights 11/4/26 (a)(d)	3,816	4,617
rights 11/4/26 (a)(d)	3,816	2,442
rights 11/4/26 (a)(d)	3,815	1,221
Lyft, Inc. (a)	154,272	6,007,352
Uber Technologies, Inc. (a)	370,976	13,366,265
		19,759,018
Transportation Infrastructure - 0.0%
Delhivery Private Ltd. (c)(d)	35,800	278,382
TOTAL INDUSTRIALS		22,520,800
INFORMATION TECHNOLOGY - 38.0%
Electronic Equipment & Components - 0.9%
Flex Ltd. (a)	223,290	3,682,052
Jabil, Inc.	58,100	3,358,761
		7,040,813
IT Services - 7.9%
Block, Inc. Class A (a)	28,779	3,669,323
Cognizant Technology Solutions Corp. Class A	42,100	3,626,073
Cyxtera Technologies, Inc. (c)	33,716	410,324
Dlocal Ltd. (b)	112,043	3,658,204
EPAM Systems, Inc. (a)	3,695	767,636
Flywire Corp. (a)(b)	33,439	904,859
GoDaddy, Inc. (a)	95,384	7,955,979
MasterCard, Inc. Class A	22,401	8,082,729
MongoDB, Inc. Class A (a)	4,867	1,859,145
Nuvei Corp. (a)(e)	120,785	6,557,172
Payoneer Global, Inc. (c)	15,500	74,710
Repay Holdings Corp. (a)	109,230	1,886,402
Shift4 Payments, Inc. (a)(b)	38,200	2,011,230
TaskUs, Inc.	51,015	1,465,151
TDCX, Inc. ADR	19,500	294,450
Thoughtworks Holding, Inc.	6,900	157,734
Thoughtworks Holding, Inc.	34,864	757,141
Twilio, Inc. Class A (a)	20,047	3,504,216
Visa, Inc. Class A	42,126	9,104,271
Wix.com Ltd. (a)(b)	18,749	1,717,033
		58,463,782
Semiconductors & Semiconductor Equipment - 9.8%
Applied Materials, Inc.	47,266	6,343,097
GlobalFoundries, Inc.	152,900	9,293,262
Lam Research Corp.	8,319	4,669,871
Marvell Technology, Inc.	76,851	5,251,229
Micron Technology, Inc.	44,260	3,932,944
NVIDIA Corp.	116,776	28,475,828
NXP Semiconductors NV	40,828	7,762,219
onsemi (a)	100,242	6,276,152
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	8,213	878,873
		72,883,475
Software - 17.1%
Adobe, Inc. (a)	9,540	4,461,667
Alkami Technology, Inc. (a)	20,296	319,865
Anaplan, Inc. (a)	70,115	3,321,348
BTRS Holdings, Inc. (a)	82,809	505,135
CCC Intelligent Solutions Holdings, Inc. (c)	6,302	68,440
Datadog, Inc. Class A (a)	4,700	757,217
DoubleVerify Holdings, Inc. (a)	115,440	3,191,916
Dynatrace, Inc. (a)	205,047	9,108,188
Elastic NV (a)	18,913	1,638,811
EngageSmart, Inc. (b)	52,100	1,146,200
Epic Games, Inc. (a)(c)(d)	2,200	1,619,244
Five9, Inc. (a)	5,400	594,000
GitLab, Inc. (b)	6,400	372,928
HashiCorp, Inc. (b)	15,274	769,657
HubSpot, Inc. (a)	8,874	4,658,850
Intapp, Inc.	105,217	2,426,304
Intuit, Inc.	9,913	4,702,430
Microsoft Corp.	220,783	65,967,748
Salesforce.com, Inc. (a)	59,279	12,480,008
SentinelOne, Inc.	4,427	183,721
ServiceNow, Inc. (a)	6,768	3,924,899
Stripe, Inc. Class B (a)(c)(d)	2,500	80,500
Synopsys, Inc. (a)	1,500	468,585
The Trade Desk, Inc. (a)	39,255	3,349,237
Viant Technology, Inc.	49,442	406,908
Volue A/S (a)	31,600	150,794
		126,674,600
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	100,813	16,646,243
IonQ, Inc. (c)	20,600	329,188
		16,975,431
TOTAL INFORMATION TECHNOLOGY		282,038,101
MATERIALS - 2.6%
Metals & Mining - 2.6%
Alcoa Corp.	9,800	738,332
Freeport-McMoRan, Inc.	400,373	18,797,512
		19,535,844
UTILITIES - 1.2%
Electric Utilities - 0.5%
Constellation Energy Corp.	4,033	185,437
Exelon Corp.	12,100	514,976
ORSTED A/S (e)	26,726	3,458,721
		4,159,134
Independent Power and Renewable Electricity Producers - 0.7%
NextEra Energy Partners LP	64,890	5,062,069
TOTAL UTILITIES		9,221,203
TOTAL COMMON STOCKS (Cost $485,486,168)		716,741,738

Preferred Stocks - 2.6%
	Shares	Value ($)
Convertible Preferred Stocks - 2.5%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series D (a)(c)	74,400	114,258

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(c)(d)	1,809	17,337
Series C(a)(c)(d)	7,117	68,208
Series D(c)(d)	12,697	121,686
		207,231
Internet & Direct Marketing Retail - 0.3%
GoBrands, Inc. Series G (c)(d)	2,400	976,680
Instacart, Inc.:
Series H(a)(c)(d)	10,566	850,669
Series I(c)(d)	3,119	251,111
		2,078,460
Textiles, Apparel & Luxury Goods - 0.1%
CelLink Corp. Series D (c)(d)	12,100	251,969

TOTAL CONSUMER DISCRETIONARY		2,537,660

CONSUMER STAPLES - 0.6%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(c)(d)	15,631	597,886

Food Products - 0.1%
Bowery Farming, Inc. Series C1 (c)(d)	13,745	828,127

Tobacco - 0.4%
JUUL Labs, Inc.:
Series C(a)(c)(d)	70,175	3,039,981
Series D(a)(c)(d)	938	40,634
		3,080,615
TOTAL CONSUMER STAPLES		4,506,628

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (c)(d)	36,263	752,820
Space Exploration Technologies Corp.:
Series I(a)(c)(d)	3,290	1,842,400
Series N(a)(c)(d)	2,559	1,433,040
		4,028,260
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (c)(d)	15,188	1,112,825

Road & Rail - 0.2%
Convoy, Inc. Series D (a)(c)(d)	93,888	1,548,955

TOTAL INDUSTRIALS		6,690,040

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.0%
Xsight Labs Ltd. Series D (c)(d)	17,400	173,652

Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(c)(d)	285,844	316,911

IT Services - 0.2%
ByteDance Ltd. Series E1 (a)(c)(d)	4,644	731,802
Yanka Industries, Inc.:
Series E(a)(c)(d)	19,716	628,483
Series F(c)(d)	13,160	419,499
		1,779,784
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc.:
Series F1(c)(d)	10,622	90,075
Series F2(c)(d)	5,609	47,564
SiMa.ai Series B (c)(d)	40,700	265,771
		403,410
Software - 0.2%
Databricks, Inc. Series G (c)(d)	2,200	484,995
Mountain Digital, Inc. Series D (c)(d)	28,106	645,463
Stripe, Inc. Series H (c)(d)	1,100	35,420
Tenstorrent, Inc. Series C1 (c)(d)	1,200	90,048
		1,255,926
TOTAL INFORMATION TECHNOLOGY		3,929,683

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (c)(d)	23,194	635,284

TOTAL CONVERTIBLE PREFERRED STOCKS		18,413,553
Nonconvertible Preferred Stocks - 0.1%
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Starry, Inc. Series E1 (c)	219,074	336,439

CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc. Series 1C (a)(c)(d)	1,387,600	97,132
Waymo LLC Series A2 (a)(c)(d)	2,896	265,627
		362,759
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Gupshup, Inc. (c)(d)	17,900	358,537

TOTAL NONCONVERTIBLE PREFERRED STOCKS		1,057,735
TOTAL PREFERRED STOCKS (Cost $12,926,688)		19,471,288

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
0% 10/27/25 (c)(d)	380,900	380,900
4% 5/22/27 (c)(d)	47,700	47,700
4% 6/12/27 (c)(d)	13,100	13,100
Cost ($441,700)		441,700

Preferred Securities - 0.2%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. 0% (c)(g)	864,100	972,273
INFORMATION TECHNOLOGY - 0.1%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (c)(d)	121,700	121,700
Semiconductors & Semiconductor Equipment - 0.1%
GaN Systems, Inc. 0% (c)(d)(g)	248,956	248,956
Software - 0.0%
Tenstorrent, Inc. 0% (c)(d)(g)	63,300	63,300
TOTAL INFORMATION TECHNOLOGY		433,956
TOTAL PREFERRED SECURITIES (Cost $1,298,056)		1,406,229

Money Market Funds - 7.9%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (h)	4,852,710	4,853,680
Fidelity Securities Lending Cash Central Fund 0.07% (h)(i)	53,950,204	53,955,599
TOTAL MONEY MARKET FUNDS (Cost $58,809,279)		58,809,279

Equity Funds - 0.2%
	Shares	Value ($)
Domestic Equity Funds - 0.2%
iShares Russell 1000 Growth Index ETF (Cost $1,486,854)	5,600	1,497,664

TOTAL INVESTMENT IN SECURITIES - 107.6% (Cost $560,448,745)	798,367,898
NET OTHER ASSETS (LIABILITIES) - (7.6)%	(56,168,882)
NET ASSETS - 100.0%	742,199,016

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,541,353 or 4.0% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,858,531 or 1.7% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security is perpetual in nature with no stated maturity date.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Beta Technologies, Inc. Series A	4/09/21	1,112,825
Bird Global, Inc.	5/11/21	218,230
Blink Health, Inc. Series A1	12/30/20	43,263
Blink Health, Inc. Series C	11/07/19 - 7/14/21	596,729
Bombas LLC	2/16/21 - 11/12/21	830,401
Bowery Farming, Inc. Series C1	5/18/21	828,127
ByteDance Ltd. Series E1	11/18/20	508,862
Cazoo Group Ltd.	3/28/21	91,000
CCC Intelligent Solutions Holdings, Inc.	2/02/21	63,020
CelLink Corp. Series D	1/20/22	251,969
Circle Internet Financial Ltd. 0%	5/11/21	864,100
Convoy, Inc. Series D	10/30/19	1,271,244
Cyxtera Technologies, Inc.	2/21/21	337,160
Databricks, Inc. Series G	2/01/21	390,209
Delhivery Private Ltd.	5/20/21	174,748
Diamond Foundry, Inc. Series C	3/15/21	556,656
Enevate Corp. Series E	1/29/21	316,911
Enevate Corp. 0% 1/29/23	1/29/21	121,700
Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000
FSN E-Commerce Ventures Private Ltd.	10/07/20 - 10/26/20	277,814
GaN Systems, Inc. Series F1	11/30/21	90,075
GaN Systems, Inc. Series F2	11/30/21	47,564
GaN Systems, Inc. 0%	11/30/21	248,956
GoBrands, Inc. Series G	3/02/21	599,322
Gupshup, Inc.	6/08/21	409,287
Innovid Corp.	6/24/21	355,090
Instacart, Inc. Series H	11/13/20	633,960
Instacart, Inc. Series I	2/26/21	389,875
IonQ, Inc.	3/07/21	206,000
JUUL Labs, Inc. Class B	11/21/17	0
JUUL Labs, Inc. Series C	5/22/15	0
JUUL Labs, Inc. Series D	6/25/18	0
Mountain Digital, Inc. Series D	11/05/21	645,463
Neutron Holdings, Inc.	2/04/21	772
Neutron Holdings, Inc. Series 1C	7/03/18	253,709
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	380,900
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100
P3 Health Partners, Inc.	5/25/21	689,560
Payoneer Global, Inc.	2/03/21	155,000
Rad Power Bikes, Inc.	1/21/21	66,926
Rad Power Bikes, Inc. Series A	1/21/21	8,726
Rad Power Bikes, Inc. Series C	1/21/21	34,331
Rad Power Bikes, Inc. Series D	9/17/21	121,686
Relativity Space, Inc. Series E	5/27/21	828,069
Sema4 Holdings Corp.	2/09/21	76,000
SiMa.ai Series B	5/10/21	208,685
Sonder Holdings, Inc.	4/29/21	143,740
Space Exploration Technologies Corp. Class A	2/16/21	125,997
Space Exploration Technologies Corp. Series I	4/05/18	556,010
Space Exploration Technologies Corp. Series N	8/04/20	690,930
Starling Bank Ltd. Series D	6/18/21	393,871
Starry, Inc. Series D	7/30/20	106,392
Starry, Inc. Series E1	9/04/20	308,135
Stripe, Inc. Class B	5/18/21	100,321
Stripe, Inc. Series H	3/15/21	44,138
Tenstorrent, Inc. Series C1	4/23/21	71,345
Tenstorrent, Inc. 0%	4/23/21	63,300
The Beachbody Co., Inc.	2/09/21	281,590
The Oncology Institute, Inc.	6/28/21	282,680
View, Inc.	3/05/21	472,320
Waymo LLC Series A2	5/08/20	248,671
Xsight Labs Ltd. Series D	2/16/21	139,130
Yanka Industries, Inc. Series E	5/15/20	238,154
Yanka Industries, Inc. Series F	4/08/21	419,499
Zomato Ltd.	12/09/20 - 2/10/21	271,528

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	2,387,842	152,883,517	150,417,679	673	-	-	4,853,680	0.0%
Fidelity Securities Lending Cash Central Fund 0.07%	47,492,497	125,103,747	118,640,645	49,222	-	-	53,955,599	0.1%
Total	49,880,339	277,987,264	269,058,324	49,895	-	-	58,809,279

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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